Organization and principal activities (Schedule of Financial Statement Amounts and Balances for Variable Interest Entities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,200,457		¥ 3,138,387	¥ 681,509	$ 173,051	$ 452,412	¥ 368,825
Short-term investments	833,480		267,650		120,150
Accounts receivable, net	424,892		350,860		61,250
Prepayments and other current assets	426,056		499,214		61,418
Property and equipment, net	1,480,921		799,315		213,481
Long-term investments	2,118,461		2,510,280		305,386
Long-term prepayments and other non-current assets	223,767		1,034,583		32,257
Total assets	25,326,006		26,380,294		3,650,858
Accounts payable	611,947		659,977		88,215
Deferred revenues	1,845,846		1,344,563		266,087
Customer advances	1,236,076		981,429		178,186
Taxes payable	62,084		66,336		8,950
Salary and welfare payable	553,506		513,742		79,790
Accrued expenses and other current liabilities	727,904		2,181,205		104,931
Deferred tax liabilities	373,810		430,117		53,886
Other non-current liabilities	69,937		25,928		10,082
Total liabilities	7,473,830		7,989,037		1,077,386
Revenue	7,592,127	$ 1,094,439	4,478,098	1,628,120
Net loss	(783,764)	(112,982)	(1,573,640)	139,433
Net cash provided by operating activities	1,887,849	272,143	198,538	606,717
Net cash (used in)/provided by investing activities	(3,948,027)	(569,126)	(2,781,242)	(1,884,031)
Net cash provided by financing activities	58,631	$ 8,452	4,930,710	1,584,885
Accumulated deficit	(3,070,735)		(2,302,688)		$ (442,660)
Consolidated VIE's [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	351,860		450,021
Short-term investments	425,000		100,593
Accounts receivable, net	211,907		169,719
Prepayments and other current assets	141,508		120,254
Property and equipment, net	121,207		92,902
Long-term investments	149,489		45,953
Intangible assets, net and goodwill	16,052,273		16,317,227
Long-term prepayments and other non-current assets	38,047		56,100
Total assets	17,491,291		17,352,769
Accounts payable	199,618		164,032
Deferred revenues	859,956		749,997
Customer advances	296,595		378,371
Taxes payable	14,740		17,471
Salary and welfare payable	254,958		251,826
Inter-company payable	1,330,757		826,926
Accrued expenses and other current liabilities	205,441		79,012
Deferred tax liabilities	329,611		376,893
Other non-current liabilities			2,000
Total liabilities	3,491,676		2,846,528
Revenue	2,459,689		1,669,685	625,457
Net loss	(457,054)		(853,773)	(24,230)
Net cash provided by operating activities	396,925		175,097	413,473
Net cash (used in)/provided by investing activities	(446,062)		¥ 212,875	(346,511)
Net cash provided by financing activities	28,235
Accumulated deficit	¥ 1,823,473